Stockholders' Equity (Details Narrative) - USD ($)		1 Months Ended		6 Months Ended	10 Months Ended
	Feb. 03, 2021	Feb. 28, 2021	Jan. 31, 2021	Jun. 30, 2021	Nov. 06, 2020
Class of Stock [Line Items]
Unvested stock compensation				$ 708,333
Consultant [Member]
Class of Stock [Line Items]
Stock issued for services, shares					50,000
Stock issued for services, value					$ 125,000
Consultant 2 [Member]
Class of Stock [Line Items]
Stock issued for services, shares			200,000
Stock issued for services, value			$ 500,000
Consultant 4 [Member]
Class of Stock [Line Items]
Term		1 year
Shares issued advertising campaign, shares		333,334
Shares issued advertising campaign, value		$ 833,335
Consultant 3 [Member]
Class of Stock [Line Items]
Stock issued for services, shares				3,600
Stock issued for services, value				$ 9,000
Private Placement [Member]
Class of Stock [Line Items]
Number of stock sold				10,000
Proceeds from sale of stock				$ 25,000
Securities Purchase Agreement [Member] | Private Placement [Member] | Accreditedinvestors [Member]
Class of Stock [Line Items]
Number of stock sold	1,606,600
Proceeds from sale of stock	$ 4,016,500
Legal fees paid with issuance	360,000
Payment of stock issuance fees	$ 3,656,500
Warrants granted	144,000
Exercise price	$ 2.50
Term	5 years